Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 116	$ 120
Inventory in progress	1,299	1,285
Finished goods	4,389	4,906
Net – advances from customers	(933)	(904)
Inventories	$ 4,871	$ 5,407